Supplemental Cash Flow Information - Assets, Liabilities and Other Items of LINE BIZ Plus Ltd. Transferred in Connection with Deconsolidation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents	¥ 123,606	¥ 256,978	¥ 134,698	¥ 33,652
Non-current assets	112,790	161,073
Current liabilities	(101,417)	(123,226)
Non-current liabilities	(12,045)	¥ (154,847)
LINE BIZ Plus Ltd. (subsequently renamed to RABBIT LINE PAY COMPANY LIMITED) [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents	482
Other current assets	19
Non-current assets	28
Current liabilities	(71)
Non-current liabilities	(4)
Goodwill	150
Non-controlling interests	0
Exchange differences on translation of foreign operations: Reclassification to profit or loss	49
Total	¥ 653